UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 16, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WILL EXPIRE ON FEBRUARY 14, 2005.

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [X];      Amendment Number:    2

      This Amendment (Check only one.):  [ ] is a restatement.
                                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Mangan & McColl Partners, LLC

Address:    Bank of America Corporate Center
            100 North Tryon Street, Suite 5130
            Charlotte, North Carolina   28202

Form 13F File Number: 28-10126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph J. Schonberg
Title:   Chief Financial Officer
Phone:   (704) 376-0042


Signature, Place, and Date of Signing:

                                 Charlotte, North Carolina     November 15, 2004
-------------------------------------------------------------  -----------------
          [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                0
                                                          ------------------

Form 13F Information Table Entry Total:                           2
                                                          ------------------

Form 13F Information Table Value Total:                   $    12,574
                                                          ------------------
                                                             (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

           COLUMN 1                 COLUMN 2          COLUMN 3            COLUMN 4                       COLUMN 5
           --------                 --------          --------            --------                       --------
                                                                        FAIR MARKET
        NAME OF ISSUER           TITLE OF CLASS         CUSIP              VALUE            SHARES      SH/PRN    PUT/CALL
        --------------           --------------         -----              -----            ------      ------    --------
AT&T WIRELESS SERVICES INC          COMMON            00209A106           164,752         11,505,000      SH

WELLPOINT HEALTH NETWORKS           COMMON            94973H108           119,739          1,069,000      SH



           COLUMN 1                 COLUMN 6              COLUMN 7                     COLUMN 8
           --------                 --------              --------                     --------
                              INVESTMENT DISCRETION                              VOTING AUTHORITY
                                                           OTHER
        NAME OF ISSUER        SOLE    SHARED  OTHER       MANAGERS            SOLE       SHARED    NONE
                              (A)      (B)     (C)                             (A)        (B)       (C)
                              ---      ---     ---                             ---        ---       ---
AT&T WIRELESS SERVICES INC     X                               N/A        11,505,000

WELLPOINT HEALTH NETWORKS      X                               N/A         1,069,000